Touchstone High Yield Fund Expense Example - Touchstone High Yield Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 423
Expense Example, with Redemption, 3 Years	704
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	1,866
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	1,091
Expense Example, with Redemption, 5 Years	2,018
Expense Example, with Redemption, 10 Years	4,384
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,228
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,037